Net Income Per Common Share	12 Months Ended
Jan. 31, 2016
Earnings Per Share [Abstract]
Net income per common share
Net Income Per Common Share
Basic income per common share from continuing operations attributable to Walmart is based on the weighted-average common shares outstanding during the relevant period. Diluted income per common share from continuing operations attributable to Walmart is based on the weighted-average common shares outstanding during the relevant period adjusted for the dilutive effect of share-based awards. The Company did not have significant share-based awards outstanding that were antidilutive and not included in the calculation of diluted income per common share from continuing operations attributable to Walmart for fiscal 2016, 2015 and 2014.
The following table provides a reconciliation of the numerators and denominators used to determine basic and diluted income per common share from continuing operations attributable to Walmart:

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2016	2015	2014
Numerator
Income from continuing operations	$15,080	$16,814	$16,551
Income from continuing operations attributable to noncontrolling interest	(386)	(632)	(633)
Income from continuing operations attributable to Walmart	$14,694	$16,182	$15,918

Denominator
Weighted-average common shares outstanding, basic	3,207	3,230	3,269
Dilutive impact of stock options and other share-based awards	10	13	14
Weighted-average common shares outstanding, diluted	3,217	3,243	3,283

Income per common share from continuing operations attributable to Walmart
Basic	$4.58	$5.01	$4.87
Diluted	4.57	4.99	4.85